Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables:
Allowance for doubtful receivables	$ 0.9	$ 0.6
Stockholders' equity:
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued and outstanding	19,253,185	19,214,451
Common stock owned by Union VEBA, shares	2,202,495	3,523,950
Treasury stock, shares	1,724,606	1,724,606